Deposits for Business Acquisition	6 Months Ended
Jun. 30, 2025
Deposits for Business Acquisition [Abstract]
DEPOSITS FOR BUSINESS ACQUISITION

NOTE 7 – DEPOSITS FOR BUSINESS ACQUISITION

On August 31, 2024, the Company made prepayments in an aggregate amount of $18,520,126 to Sunflower Energy Holding Limited (“Sunflower”) as deposits to secure potential business acquisitions. On April 25, 2025, the Company completed a business acquisition of 51% equity interest in MMB, which was controlled by a shareholder of Sunflower. In connection with the acquisition, the Company is obligated to pay cash consideration of $3,978,000, which was deducted from the deposit made by the Company. In addition, the Company issued 4,680,000 Class A Shares as part of its purchase consideration on April 25, 2025 (See Note 5). The remaining balance will be used for future potential acquisitions.